Demonstration Plant (Tables)	3 Months Ended
Sep. 30, 2024
Demonstration Plant
Schedule of Demonstration Plant Cost

Demonstration Plant operations costs are comprised of the following:

	Three months ended September 30,
	2024	2023
Personnel	$776	$888
Reagents	21	469
Repairs and maintenance	31	252
Supplies	56	287
Testwork	59	586
Office trailer	70	26
Other	26	30
Total costs	$1,039	$2,538